Note 17 - Parent Only Financial Statements	6 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 17 - Parent Only Financial Statements

Condensed Statements of Financial Condition

	At December 31,	At June 30,
	2014	2014	2013
(In thousands)		(Restated)
Assets

Cash and due from banks	$3,161	$3,232	$2,994
Loan receivable	903	996	1,172
Investments in subsidiaries	36,778	36,382	35,135
Other assets	235	178	1,172

Total Assets	$41,072	$40,788	$40,473

Liabilities
Other liabilities	$47	$100	$1,082
Total liabilities	47	100	1,082

Stockholders’ Equity
Common stock	562	562	562
Paid-in capital	24,689	24,616	24,473
Retained earnings	21,766	21,548	20,560
Unallocated common stock held by ESOP	(674)	(759)	(927)
Treasury stock	(5,244)	(5,244)	(5,244)
Accumulated other comprehensive loss	(74)	(35)	(33)

Total Stockholders’ Equity	41,025	40,688	39,391

Total Liabilities and Stockholders’ Equity	$41,072	$40,788	$40,473

Condensed Statements of Comprehensive (Loss) Income

	Six Months Ended December 31,		Years Ended June 30,
	2014	2013	2014	2013
		(Unaudited)
	(In thousands)

Equity in undistributed earnings of subsidiaries	$396	$546	$1,118	$(1,272)
Interest income	40	47	91	105
Non-interest expense	(179)	(125)	(226)	(221)

Income (Loss) Before Income Taxes	257	468	983	(1,388)

Income tax expense(benefit)	39	(31)	(5)	(3)

Net Income (Loss)	$218	$499	$988	$(1,385)

Comprehensive Income (Loss)	$179	$497	$986	$(1,317)

	Six Months Ended December 31,		Years Ended June 30,
	2014	2013	2014	2013
		(Unaudited)
	(In thousands)
Cash Flows from Operating Activities
Net income (loss)	$218	$499	$988	$(1,385)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(396)	(546)	(1,118)	1,272
Net change in other assets and liabilities	14	64	192	88

Net Cash Provided by (Used in) Operating Activities	(164)	17	62	(25)

Cash Flows from Investing Activities
Repayment of ESOP loan receivable	93	86	176	162

Net Cash Provided by Investing Activities	93	86	176	162

Cash Flows from Financing Activities
Dividends paid to minority stockholders	-	-	-	(56)
Purchase of treasury stock	-	-	-	(476)
Capital distribution to Bank	-	-	-	(1,000)

Net Cash Used in Financing Activities	-	-	-	(1,532)

Net (Decrease) Increase in Cash and Cash Equivalents	(71)	103	238	(1,395)

Cash and Cash Equivalents - Beginning	3,232	2,994	2,994	4,389

Cash and Cash Equivalents - Ending	$3,161	$3,097	$3,232	$2,994